Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares		Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Benjamin W. Schall ($)(1)	Compensation Actually Paid to Benjamin W. Schall ($)(2)	Summary Compensation Table Total for Timothy J. Naughton ($)(3)	Compensation Actually Paid to Timothy J. Naughton ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($ in ‘000) ($)(6)	Core FFO/Share ($)(7)
2022	9,393,208	3,772,678	9,814,142	(1,308,884)	4,187,942(8)	1,457,095(8)	85	94	1,136,438	9.79
2021	—	—	14,371,460	26,154,241	7,495,804(9)	10,290,484(9)	129	139	1,004,356	8.26
2020	—	—	11,294,333	(3,579,035)	3,530,628(10)	426,405(10)	80	85	827,706	8.69
(1)

Mr. Schall joined AvalonBay as President and a director in January 2021 and became Chief Executive Officer effective January 3, 2022. Mr. Schall’s compensation for 2021 is included in the non-PEO averages.

(2)

The amounts reported represent the “compensation actually paid” to each of Mr. Schall and Mr. Naughton and the average “compensation actually paid” to each of the other NEOs as a group, each computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to such NEOs. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table to calculate “compensation actually paid.”

Year	Summary Compensation Table Total	Subtract Summary Compensation Table Value of Equity Awards Granted in the Applicable Fiscal Year (Grant Date Fair Value) (i)	For Awards Subtracted in Column (B), Add the Fair Value of Such Awards on December 31 of the Applicable Year(ii)

For Awards

Outstanding

(Unvested) as of

December 31 of the

Applicable Year, Add

the Change in Fair

Value Between

December 31 of the

Prior Fiscal Year and

December 31 of the

Applicable Fiscal Year

(iii)

					For Awards that Vested During the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and the Vesting Date (iv)	Add Dividends Paid on Unvested Restricted Stock During the Applicable Fiscal Year	Compensation Actually Paid
	(A)	(B)	(C)	(D)	(E)	(F)	(G)
2022 – PEO Schall	9,393,208	(6,351,246)	3,705,283	(2,786,237)	(342,670)	154,340	3,772,678
2022 – PEO Naughton	9,814,142	(7,343,192)	3,696,749	(6,766,814)	(924,797)	215,028	(1,308,884)
2022 – Average Non-PEO NEOs	4,187,942	(2,524,777)	1,453,657	(1,513,615)	(212,401)	66,289	1,457,095
2021 – PEO Naughton	14,371,460	(10,551,826)	14,011,349	4,604,039	3,373,073	346,146	26,154,241
2021 – Average Non-PEO NEOs	7,495,804	(5,049,488)	6,223,603	925,342	583,792	111,431	10,290,484
2020 – PEO Naughton	11,294,333	(8,497,608)	2,412,393	(4,958,731)	(4,310,055)	480,633	(3,579,035)
2020 – Average Non-PEO NEOs	3,530,628	(2,149,216)	798,282	(1,039,788)	(831,586)	118,086	426,405
i.

The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.

ii.

No awards granted during a fiscal year vested that same year.

iii.

Represents the sum of the following for each equity award that was outstanding (unvested) as of December 31 of the applicable fiscal year and December 31 of the prior fiscal year: the difference between (x) the fair value of such award as of December 31 of the applicable fiscal year and (y) the fair value of such award as of December 31 of the prior fiscal year. For performance awards, the fair value represents the Monte Carlo valuation for the TSR portion and the payout corresponding to the interim level of achievement of the operating metrics portion. For options, fair value represents the Black-Scholes value.

iv.

For a multi-year performance award that matured (vested) on December 31 of the reported year, the fair value was the number of units earned valued at the closing price of a share of Common Stock on December 31 of that year, plus the cash amount in respect of accrued dividends to be paid out upon settlement.

(3)

Mr. Naughton served as Chief Executive Officer from 2012 through January 2, 2022 and served as Executive Chairman throughout 2022.

(4)

Cumulative TSR (assuming reinvestment of dividends) for the Company and the peer group, based on an initial purchase price of $100 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(5)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period. The peer group used for this purpose is the FTSE NAREIT Apartment REIT Index, a published industry index.

(6)

The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(7)

The Company Selected Measure is Core FFO per share, representing the Company’s FFO as adjusted for non-core items. By further adjusting for items that are not considered by us to be part of our core business operations, Core FFO can help one compare the core operating and financial performance of the Company between periods. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider Core FFO per share, which is one of the measures used to determine annual cash incentive compensation for our NEOs, to be the most important performance measure used to link compensation actually paid to the NEOs for fiscal year 2022 to Company performance.

(8)

Non-PEO NEOs for 2022 include Messrs. O’Shea Birenbaum, Breslin, and Schulman.

(9)

Non-PEO NEOs for 2021 include Messrs. O’Shea, Schall, Birenbaum and Breslin.

(10)

Non-PEO NEOs for 2020 include Messrs. O’Shea, Birenbaum and Breslin and William M. McLaughlin, our former Executive Vice President, Development and Construction.

Company Selected Measure Name		Core FFO
Named Executive Officers, Footnote [Text Block]		The amounts reported represent the “compensation actually paid” to each of Mr. Schall and Mr. Naughton and the average “compensation actually paid” to each of the other NEOs as a group, each computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to such NEOs. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table to calculate “compensation actually paid.”
Peer Group Issuers, Footnote [Text Block]		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period. The peer group used for this purpose is the FTSE NAREIT Apartment REIT Index, a published industry index.
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total	Subtract Summary Compensation Table Value of Equity Awards Granted in the Applicable Fiscal Year (Grant Date Fair Value) (i)	For Awards Subtracted in Column (B), Add the Fair Value of Such Awards on December 31 of the Applicable Year(ii)

For Awards

Outstanding

(Unvested) as of

December 31 of the

Applicable Year, Add

the Change in Fair

Value Between

December 31 of the

Prior Fiscal Year and

December 31 of the

Applicable Fiscal Year

(iii)

					For Awards that Vested During the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and the Vesting Date (iv)	Add Dividends Paid on Unvested Restricted Stock During the Applicable Fiscal Year	Compensation Actually Paid
	(A)	(B)	(C)	(D)	(E)	(F)	(G)
2022 – PEO Schall	9,393,208	(6,351,246)	3,705,283	(2,786,237)	(342,670)	154,340	3,772,678
2022 – PEO Naughton	9,814,142	(7,343,192)	3,696,749	(6,766,814)	(924,797)	215,028	(1,308,884)
2022 – Average Non-PEO NEOs	4,187,942	(2,524,777)	1,453,657	(1,513,615)	(212,401)	66,289	1,457,095
2021 – PEO Naughton	14,371,460	(10,551,826)	14,011,349	4,604,039	3,373,073	346,146	26,154,241
2021 – Average Non-PEO NEOs	7,495,804	(5,049,488)	6,223,603	925,342	583,792	111,431	10,290,484
2020 – PEO Naughton	11,294,333	(8,497,608)	2,412,393	(4,958,731)	(4,310,055)	480,633	(3,579,035)
2020 – Average Non-PEO NEOs	3,530,628	(2,149,216)	798,282	(1,039,788)	(831,586)	118,086	426,405
i.

The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.

ii.

No awards granted during a fiscal year vested that same year.

iii.

Represents the sum of the following for each equity award that was outstanding (unvested) as of December 31 of the applicable fiscal year and December 31 of the prior fiscal year: the difference between (x) the fair value of such award as of December 31 of the applicable fiscal year and (y) the fair value of such award as of December 31 of the prior fiscal year. For performance awards, the fair value represents the Monte Carlo valuation for the TSR portion and the payout corresponding to the interim level of achievement of the operating metrics portion. For options, fair value represents the Black-Scholes value.

iv.

For a multi-year performance award that matured (vested) on December 31 of the reported year, the fair value was the number of units earned valued at the closing price of a share of Common Stock on December 31 of that year, plus the cash amount in respect of accrued dividends to be paid out upon settlement.

Non-PEO NEO Average Total Compensation Amount		$ 4,187,942		$ 7,495,804	$ 3,530,628
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,457,095		10,290,484	426,405
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Summary Compensation Table Total	Subtract Summary Compensation Table Value of Equity Awards Granted in the Applicable Fiscal Year (Grant Date Fair Value) (i)	For Awards Subtracted in Column (B), Add the Fair Value of Such Awards on December 31 of the Applicable Year(ii)

For Awards

Outstanding

(Unvested) as of

December 31 of the

Applicable Year, Add

the Change in Fair

Value Between

December 31 of the

Prior Fiscal Year and

December 31 of the

Applicable Fiscal Year

(iii)

					For Awards that Vested During the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and the Vesting Date (iv)	Add Dividends Paid on Unvested Restricted Stock During the Applicable Fiscal Year	Compensation Actually Paid
	(A)	(B)	(C)	(D)	(E)	(F)	(G)
2022 – PEO Schall	9,393,208	(6,351,246)	3,705,283	(2,786,237)	(342,670)	154,340	3,772,678
2022 – PEO Naughton	9,814,142	(7,343,192)	3,696,749	(6,766,814)	(924,797)	215,028	(1,308,884)
2022 – Average Non-PEO NEOs	4,187,942	(2,524,777)	1,453,657	(1,513,615)	(212,401)	66,289	1,457,095
2021 – PEO Naughton	14,371,460	(10,551,826)	14,011,349	4,604,039	3,373,073	346,146	26,154,241
2021 – Average Non-PEO NEOs	7,495,804	(5,049,488)	6,223,603	925,342	583,792	111,431	10,290,484
2020 – PEO Naughton	11,294,333	(8,497,608)	2,412,393	(4,958,731)	(4,310,055)	480,633	(3,579,035)
2020 – Average Non-PEO NEOs	3,530,628	(2,149,216)	798,282	(1,039,788)	(831,586)	118,086	426,405
i.

The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.

ii.

No awards granted during a fiscal year vested that same year.

iii.

Represents the sum of the following for each equity award that was outstanding (unvested) as of December 31 of the applicable fiscal year and December 31 of the prior fiscal year: the difference between (x) the fair value of such award as of December 31 of the applicable fiscal year and (y) the fair value of such award as of December 31 of the prior fiscal year. For performance awards, the fair value represents the Monte Carlo valuation for the TSR portion and the payout corresponding to the interim level of achievement of the operating metrics portion. For options, fair value represents the Black-Scholes value.

iv.

For a multi-year performance award that matured (vested) on December 31 of the reported year, the fair value was the number of units earned valued at the closing price of a share of Common Stock on December 31 of that year, plus the cash amount in respect of accrued dividends to be paid out upon settlement.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Performance Measures

The following table includes financial performance measures that the Company determined are its most important financial measures for 2022 and they are reflected in our multi-year performance awards or annual bonus program.

Financial Measure

Total Shareholder Return

Core FFO per Share

Three-year Compounded Annual Growth Rate of Core FFO per Share Relative to Apartment REIT Companies

Same Store Revenue

Development Yield

Total Shareholder Return Amount		$ 85		129	80
Peer Group Total Shareholder Return Amount		94		139	85
Net Income (Loss)		$ 1,136,438,000		$ 1,004,356,000	$ 827,706,000
Company Selected Measure Amount | $ / shares		9.79		8.26	8.69
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Core FFO per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Three-year Compounded Annual Growth Rate of Core FFO per Share Relative to Apartment REIT Companies
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Same Store Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Development Yield
Non-PEO NEO [Member] | Subtract Summary Compensation Table Value of Equity Awards Granted in the Applicable Fiscal Year (Grant Date Fair Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	$ (2,524,777)		$ (5,049,488)	$ (2,149,216)
Non-PEO NEO [Member] | For Awards Subtracted in Column (B), Add the Fair Value of Such Awards on December 31 of the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	1,453,657		6,223,603	798,282
Non-PEO NEO [Member] | For Awards Outstanding (Unvested) as of December 31 of the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and December 31 of the Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(1,513,615)		925,342	(1,039,788)
Non-PEO NEO [Member] | For Awards that Vested During the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(212,401)		583,792	(831,586)
Non-PEO NEO [Member] | Add Dividends Paidon Unvested Restricted Stock During the Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		66,289		111,431	118,086
Benjamin W Schall
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]	9,393,208
PEO Actually Paid Compensation Amount		$ 3,772,678	[5]
PEO Name		Mr. Schall
Benjamin W Schall | PEO [Member] | Subtract Summary Compensation Table Value of Equity Awards Granted in the Applicable Fiscal Year (Grant Date Fair Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	$ (6,351,246)
Benjamin W Schall | PEO [Member] | For Awards Subtracted in Column (B), Add the Fair Value of Such Awards on December 31 of the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	3,705,283
Benjamin W Schall | PEO [Member] | For Awards Outstanding (Unvested) as of December 31 of the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and December 31 of the Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(2,786,237)
Benjamin W Schall | PEO [Member] | For Awards that Vested During the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(342,670)
Benjamin W Schall | PEO [Member] | Add Dividends Paidon Unvested Restricted Stock During the Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		154,340
Timothy J Naughton
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		9,814,142		14,371,460	11,294,333
PEO Actually Paid Compensation Amount		$ (1,308,884)		$ 26,154,241	$ (3,579,035)
PEO Name		Mr. Naughton		Mr. Naughton	Mr. Naughton
Timothy J Naughton | PEO [Member] | Subtract Summary Compensation Table Value of Equity Awards Granted in the Applicable Fiscal Year (Grant Date Fair Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	$ (7,343,192)		$ (10,551,826)	$ (8,497,608)
Timothy J Naughton | PEO [Member] | For Awards Subtracted in Column (B), Add the Fair Value of Such Awards on December 31 of the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	3,696,749		14,011,349	2,412,393
Timothy J Naughton | PEO [Member] | For Awards Outstanding (Unvested) as of December 31 of the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and December 31 of the Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(6,766,814)		4,604,039	(4,958,731)
Timothy J Naughton | PEO [Member] | For Awards that Vested During the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(924,797)		3,373,073	(4,310,055)
Timothy J Naughton | PEO [Member] | Add Dividends Paidon Unvested Restricted Stock During the Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 215,028		$ 346,146	$ 480,633
Messrs O Shea | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Messrs. O’Shea		Messrs. O’Shea	Messrs. O’Shea
Birenbaum | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Birenbaum		Birenbaum	Birenbaum
Breslin | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Breslin		Breslin	Breslin
Schulman | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Schulman
Schall | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Schall
William M McLaughlin | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name					William M. McLaughlin

[1]	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
[2]	No awards granted during a fiscal year vested that same year.
[3]	Represents the sum of the following for each equity award that was outstanding (unvested) as of December 31 of the applicable fiscal year and December 31 of the prior fiscal year: the difference between (x) the fair value of such award as of December 31 of the applicable fiscal year and (y) the fair value of such award as of December 31 of the prior fiscal year. For performance awards, the fair value represents the Monte Carlo valuation for the TSR portion and the payout corresponding to the interim level of achievement of the operating metrics portion. For options, fair value represents the Black-Scholes value.
[4]	For a multi-year performance award that matured (vested) on December 31 of the reported year, the fair value was the number of units earned valued at the closing price of a share of Common Stock on December 31 of that year, plus the cash amount in respect of accrued dividends to be paid out upon settlement.
[5]	Mr. Schall joined AvalonBay as President and a director in January 2021 and became Chief Executive Officer effective January 3, 2022. Mr. Schall’s compensation for 2021 is included in the non-PEO averages.